Restricted Net Assets (Details) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
RESTRICTED NET ASSETS [Abstract]
Portion of after-tax profit to be allocated to statutory surplus fund under PRC law	10.00%
Percentage rate of registered capital, statutory surplus fund reached, appropriation not required	50.00%
Restricted portion of net assets to tranfer to the Company, amount	$ 256.5
Percentage of restricted portion of net assets to tranfer to the Company, percentage	31.00%